Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

January 31, 2020

ISC-QTLY-0320
1.813082.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 5.2%
Aub Group Ltd.	1,127,632	$9,655,511
Challenger Ltd.	2,277,866	13,485,891
GUD Holdings Ltd.	1,947,476	15,487,669
Hansen Technologies Ltd.	5,161,560	12,610,286
Imdex Ltd.	9,802,920	9,475,341
Inghams Group Ltd. (a)	8,534,219	20,054,588
Nanosonics Ltd. (b)	1,887,880	8,606,854
National Storage (REIT) unit	10,193,443	14,611,318
Pact Group Holdings Ltd. (b)	3,348,128	6,134,973
Reckon Ltd.	5,193,683	2,379,561
Servcorp Ltd. (c)	4,998,615	14,597,377
SomnoMed Ltd. (a)(b)(c)	3,458,165	7,431,631

TOTAL AUSTRALIA		134,531,000

Austria - 2.2%
IMMOFINANZ Immobilien Anlagen AG	624,674	17,354,507
Mayr-Melnhof Karton AG	130,900	18,001,656
Wienerberger AG	735,000	20,884,188

TOTAL AUSTRIA		56,240,351

Belgium - 0.6%
Econocom Group SA	5,349,100	15,246,318
Bermuda - 1.1%
China Resource Gas Group Ltd.	1,916,000	10,098,393
Hiscox Ltd.	1,009,652	17,505,513

TOTAL BERMUDA		27,603,906

Brazil - 0.7%
Estacio Participacoes SA	1,505,200	18,525,917
Canada - 5.6%
Computer Modelling Group Ltd.	1,161,800	7,093,353
ECN Capital Corp.	2,669,986	11,298,112
Genesis Land Development Corp. (b)(c)	2,758,922	4,523,848
Lassonde Industries, Inc. Class A (sub. vtg.)	162,149	17,220,827
McCoy Global, Inc. (b)	1,328,570	511,992
North West Co., Inc.	871,600	18,151,198
Open Text Corp.	482,396	21,710,372
Richelieu Hardware Ltd. (a)	654,400	14,443,875
Spin Master Corp. (b)(d)	467,000	11,172,148
Total Energy Services, Inc.	615,900	2,513,118
TransForce, Inc.	447,200	14,320,943
Western Forest Products, Inc.	13,914,875	11,250,503
Whitecap Resources, Inc.	2,982,553	10,862,857

TOTAL CANADA		145,073,146

Cayman Islands - 4.5%
AMVIG Holdings Ltd.	34,660,000	8,237,513
Best Pacific International Holdings Ltd.	17,964,000	4,888,847
China Metal Recycling (Holdings) Ltd. (b)(e)	436,800	1
Haitian International Holdings Ltd.	6,721,000	14,530,846
Impro Precision Industries Ltd. (d)	18,231,300	6,795,115
Pico Far East Holdings Ltd.	32,288,800	8,734,516
Precision Tsugami China Corp. Ltd.	12,260,000	11,770,411
SITC International Holdings Co. Ltd.	21,015,000	24,754,486
Tongcheng-Elong Holdings Ltd. (b)	5,571,600	7,795,445
Value Partners Group Ltd.	22,126,000	11,900,213
Xingda International Holdings Ltd.	59,662,591	16,157,104

TOTAL CAYMAN ISLANDS		115,564,497

China - 1.1%
Qingdao Port International Co. Ltd. (H Shares) (d)	26,926,000	17,466,240
Weifu High-Technology Group Co. Ltd. (B Shares) (f)	6,620,202	10,988,481

TOTAL CHINA		28,454,721

Denmark - 1.7%
Jyske Bank A/S (Reg.)	338,403	12,897,474
Scandinavian Tobacco Group A/S (d)	1,052,628	13,802,473
Spar Nord Bank A/S	1,685,026	16,330,340

TOTAL DENMARK		43,030,287

Finland - 2.0%
Ahlstrom-Munksjo OYJ	924,698	15,444,577
Asiakastieto Group Oyj (a)(d)	293,349	11,126,584
Kojamo OYJ	848,700	15,605,937
Olvi PLC (A Shares)	219,538	9,495,666

TOTAL FINLAND		51,672,764

France - 3.2%
Altarea SCA	78,324	17,981,103
Maisons du Monde SA (d)	1,113,307	14,816,558
Rexel SA	1,065,100	12,775,210
The Vicat Group	318,256	13,289,012
Thermador Groupe SA	192,266	11,685,147
Wendel SA	94,335	12,617,441

TOTAL FRANCE		83,164,471

Germany - 3.2%
DIC Asset AG	941,300	17,642,734
DWS Group GmbH & Co. KGaA (d)	279,337	11,118,675
JOST Werke AG (d)	454,072	17,122,011
Takkt AG	1,132,400	14,894,834
Talanx AG	427,100	21,353,281

TOTAL GERMANY		82,131,535

Greece - 0.8%
Mytilineos SA	1,944,116	20,008,811
Hong Kong - 1.7%
Dah Sing Banking Group Ltd.	10,935,600	13,926,051
Far East Horizon Ltd.	11,051,000	9,763,718
Magnificent Hotel Investment Ltd.	316,412,000	6,308,612
Sino Land Ltd.	9,685,003	13,199,084

TOTAL HONG KONG		43,197,465

India - 1.2%
Cyient Ltd.	1,377,166	9,428,870
Embassy Office Parks (REIT)	1,985,800	11,507,573
Torrent Pharmaceuticals Ltd.	396,456	10,675,949

TOTAL INDIA		31,612,392

Indonesia - 0.8%
PT ACE Hardware Indonesia Tbk	61,050,100	7,680,502
PT Media Nusantara Citra Tbk	77,429,400	8,964,696
PT Selamat Sempurna Tbk	30,723,700	3,116,715

TOTAL INDONESIA		19,761,913

Ireland - 1.3%
Irish Residential Properties REIT PLC	10,599,300	19,490,045
Mincon Group PLC	10,010,744	11,102,416
Origin Enterprises PLC	920,300	3,807,057

TOTAL IRELAND		34,399,518

Italy - 1.2%
Banca Generali SpA	324,200	10,326,391
Recordati SpA	466,900	20,003,211

TOTAL ITALY		30,329,602

Japan - 24.2%
A/S One Corp.	92,400	8,373,392
Aeon Delight Co. Ltd.	633,400	21,733,188
Arata Corp.	635,500	26,285,587
Arc Land Sakamoto Co. Ltd.	1,362,200	14,978,217
Aucnet, Inc.	698,530	7,643,554
Central Automotive Products Ltd.	349,700	8,493,238
DaikyoNishikawa Corp.	2,256,800	15,404,833
Daiwa Industries Ltd.	1,373,300	14,472,113
Dexerials Corp.	1,713,700	14,577,708
GMO Internet, Inc.	781,800	14,986,878
Hitachi High-Technologies Corp.	98,700	7,057,045
Iida Group Holdings Co. Ltd.	753,851	12,705,269
Inaba Denki Sangyo Co. Ltd.	595,600	14,902,006
Isuzu Motors Ltd.	2,038,300	19,970,157
Japan Meat Co. Ltd.	720,800	14,877,217
JSR Corp.	991,400	17,657,853
Kenedix, Inc.	2,848,900	14,330,708
Kirindo Holdings Co. Ltd. (c)	647,909	10,113,727
Meitec Corp.	205,400	11,676,099
Mirait Holdings Corp.	1,015,500	15,165,549
Mitani Shoji Co. Ltd.	306,800	17,100,014
Morinaga & Co. Ltd.	346,200	16,618,970
Nihon Parkerizing Co. Ltd.	1,935,400	20,072,996
Nishimoto Co. Ltd.	480,700	16,080,940
NOF Corp.	318,600	10,371,140
NSD Co. Ltd.	743,800	11,984,419
Otsuka Corp.	297,500	11,600,972
PALTAC Corp.	328,700	15,380,691
Paramount Bed Holdings Co. Ltd.	397,800	16,467,431
Persol Holdings Co., Ltd.	1,160,700	20,751,202
Renesas Electronics Corp. (b)	3,245,900	20,421,000
Ricoh Leasing Co. Ltd.	323,900	12,100,411
S Foods, Inc.	688,469	16,555,679
San-Ai Oil Co. Ltd.	1,521,000	15,182,814
Santen Pharmaceutical Co. Ltd.	738,000	13,764,123
Shinsei Bank Ltd.	1,385,700	21,216,745
Ship Healthcare Holdings, Inc.	343,100	15,383,457
Taiheiyo Cement Corp.	421,700	11,349,999
THK Co. Ltd.	578,900	14,432,519
TKC Corp.	277,200	13,724,656
Tsuruha Holdings, Inc.	192,000	23,501,149
Yamada Consulting Group Co. Ltd.	544,080	7,428,975

TOTAL JAPAN		626,894,640

Korea (South) - 0.9%
Hyundai Fire & Marine Insurance Co. Ltd.	939,746	17,179,702
NS Shopping Co. Ltd.	755,079	5,508,754

TOTAL KOREA (SOUTH)		22,688,456

Luxembourg - 0.5%
Stabilus SA	217,400	13,280,199
Mexico - 1.5%
Credito Real S.A.B. de CV	6,947,800	8,677,626
Genomma Lab Internacional SA de CV (b)	13,846,500	16,399,919
Gruma S.A.B. de CV Series B	1,365,200	14,507,801

TOTAL MEXICO		39,585,346

Netherlands - 3.2%
Amsterdam Commodities NV	752,838	17,283,154
Arcadis NV	545,358	12,435,290
Basic-Fit NV (b)(d)	268,400	9,957,029
Intertrust NV (d)	902,000	16,065,831
RHI Magnesita NV	568,499	23,977,451
Van Lanschot NV (Bearer)	184,017	3,910,250

TOTAL NETHERLANDS		83,629,005

New Zealand - 1.2%
Air New Zealand Ltd.	6,504,671	11,814,514
EBOS Group Ltd.	1,338,296	20,542,049

TOTAL NEW ZEALAND		32,356,563

Norway - 0.3%
ABG Sundal Collier ASA	8,207,366	3,555,831
Skandiabanken ASA (d)	736,574	5,613,624

TOTAL NORWAY		9,169,455

Philippines - 1.0%
Altus San Nicolas Corp. (e)	433,681	44,034
Century Pacific Food, Inc.	34,864,000	10,114,864
Robinsons Land Corp.	30,688,600	15,289,865

TOTAL PHILIPPINES		25,448,763

Romania - 0.6%
Banca Transilvania SA	24,750,736	14,852,970
Singapore - 2.0%
Boustead Singapore Ltd.	12,196,612	6,704,472
Hour Glass Ltd.	13,024,580	7,331,319
HRnetgroup Ltd.	7,265,100	3,047,764
Mapletree Industrial (REIT)	9,980,216	20,285,363
Wing Tai Holdings Ltd.	10,439,400	15,272,594

TOTAL SINGAPORE		52,641,512

South Africa - 0.4%
Clicks Group Ltd.	572,218	9,313,483
Spain - 1.3%
Laboratorios Farmaceuticos ROVI SA	489,600	13,520,473
Prosegur Compania de Seguridad SA (Reg.)	5,301,300	20,907,171

TOTAL SPAIN		34,427,644

Sweden - 1.8%
AddTech AB (B Shares)	199,019	6,108,936
Dustin Group AB (d)	2,476,607	19,165,798
Granges AB	1,467,221	13,579,594
John Mattson Fastighetsforetag (b)	592,400	8,676,563

TOTAL SWEDEN		47,530,891

Taiwan - 2.8%
King's Town Bank	10,796,000	12,151,385
Lumax International Corp. Ltd.	4,719,600	11,711,376
Sporton International, Inc.	1,579,740	10,300,558
Test Research, Inc.	7,475,000	13,329,762
Tripod Technology Corp.	3,273,000	11,943,555
United Microelectronics Corp.	14,337,000	6,960,198
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,551,000	5,879,153

TOTAL TAIWAN		72,275,987

Thailand - 1.2%
Star Petroleum Refining PCL	84,521,700	22,860,531
TISCO Financial Group PCL	2,296,600	7,558,688

TOTAL THAILAND		30,419,219

United Kingdom - 13.4%
Alliance Pharma PLC	17,354,810	19,914,896
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 1/21/22 (b)(d)	1,330,504	1,817,766
Bond International Software PLC (b)(e)	899,666	12
Cineworld Group PLC (a)	8,778,880	20,553,522
Diploma PLC	373,451	9,606,407
Elementis PLC	7,141,346	12,061,158
ITE Group PLC	20,320,730	26,377,354
John Wood Group PLC	7,042,900	34,996,462
Luxfer Holdings PLC sponsored	1,078,459	17,201,421
McColl's Retail Group PLC (c)	9,602,129	5,800,922
Mears Group PLC	4,822,740	19,423,706
Melrose Industries PLC	2,385,103	7,344,700
Moneysupermarket.com Group PLC	3,489,193	14,997,345
PayPoint PLC	484,911	6,396,846
Sabre Insurance Group PLC (d)	2,562,022	10,437,018
Spectris PLC	385,201	13,459,089
Ten Entertainment Group PLC (c)	4,062,619	16,737,828
The Weir Group PLC	538,738	9,589,720
Topps Tiles PLC	7,726,237	7,957,947
Tullett Prebon PLC	4,303,184	22,553,265
Ultra Electronics Holdings PLC	609,581	18,175,810
Victrex PLC	506,800	14,830,123
Vistry Group PLC	953,804	17,381,075
Volution Group PLC	5,952,601	19,022,191

TOTAL UNITED KINGDOM		346,636,583

TOTAL COMMON STOCKS
(Cost $2,313,600,044)		2,441,699,330

Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.3%
Banco ABC Brasil SA
(Cost $5,955,100)	1,642,726	8,327,554

Investment Companies - 1.6%
United States of America - 1.6%
iShares MSCI EAFE Small-Cap ETF
(Cost $38,128,684)	665,800	39,888,083

Money Market Funds - 5.1%
Fidelity Cash Central Fund 1.58% (g)	107,479,362	107,500,858
Fidelity Securities Lending Cash Central Fund 1.59% (g)(h)	25,170,442	25,172,959
TOTAL MONEY MARKET FUNDS
(Cost $132,664,919)		132,673,817
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $2,490,348,747)		2,622,588,784
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(35,806,948)
NET ASSETS - 100%		$2,586,781,836

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,476,870 or 6.4% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$441,923
Fidelity Securities Lending Cash Central Fund	38,695
Total	$480,618

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$4,820,743	$270,106	$--	$--	$--	$(567,001)	$4,523,848
Kirindo Holdings Co. Ltd.	12,969,727	--	--	5,522	--	(2,856,000)	10,113,727
McColl's Retail Group PLC	5,671,782	--	--	--	--	129,140	5,800,922
Servcorp Ltd.	15,135,173	--	--	--	--	(537,796)	14,597,377

SomnoMed Ltd.	7,022,858	--	296,441	--	110,189	595,025	7,431,631
Ten Entertainment Group PLC	14,596,790	--	1,333,853	209,786	239,919	3,234,972	16,737,828
Total	$60,217,073	$270,106	$1,630,294	$215,308	$350,108	$(1,660)	$59,205,333

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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